Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Schedule of Stock Option Activity

A summary of the stock option activity under the Company’s equity plans during the years ended December 31, 2024, 2023 and 2022 is as follows:

	Outstanding share options	Weighted- average exercise price ($)	Weighted average remaining contractual life (years)	Aggregate intrinsic value ($ in thousands)
Options:

Outstanding as of December 31, 2021	5,461,337	3.102	5.363	16,713,971

Granted	1,630,142	6.833
Forfeited	(468,814)	5.557
Exercised	(570,451)	0.482

Outstanding as of December 31, 2022	6,052,214	4.166	5.570	7,761,705

Granted	430,874	2.728
Forfeited	(351,671)	7.767
Exercised	(1,074,162)	0.654

Outstanding as of December 31, 2023	5,057,255	4.543	5.662	2,352,517

Granted	80,000	1.91
Forfeited	(291,124)	6.08
Exercised	(255,756)	0.81

Outstanding as of December 31, 2024	4,590,375	4.62	5.87	1,364,975

Exercisable as of December 31, 2024	3,716,507	4.43	5.42	1,364,975

Options available for future grants	531,969

Schedule of RSUs Activity

A summary of the Company’s RSUs activity during the years ended December 31, 2024, 2023 and 2022 is as follows:

Numbers of RSUs
RSUs:

Outstanding as of December 31, 2021	$1,968,794
Granted	1,619,898
Forfeited	(417,025)
Vested	(573,583)

Outstanding as of December 31, 2022	2,598,084
Granted	2,908,983
Forfeited	(370,067)
Vested	(895,170)

Outstanding as of December 31, 2023	4,241,830
Granted	4,377,834
Forfeited	(432,018)
Vested	(3,274,523)

Outstanding as of December 31, 2024	4,913,123

Schedule of Compensation to Employees

The following table sets forth the parameters used in computation of the options compensation to employees and service providers:

	Year ended December 31
	2024	2023	2022

Expected term, in years	6.11	5.82	4.41-6.11
Expected volatility	51.75%	47%-51.75%	47%-48%
Risk-free interest rate	4.23%	4.15%-4.55%	1.74%-3.96%
Expected dividend yield	0%	0%	0%

Schedule of Share Based Compensation Expense

The following table presents stock-based compensation expense to employees included in the Company’s consolidated statements of operations:

	Year ended December 31,
	2024	2023	2022

Research and development	$9,684	$8,721	$5,726
Sales and marketing	2,384	2,229	1,403
General and administrative	2,187	1,786	1,537
Cost of revenues	287	276	127

Total stock-based compensation expense	$14,542	$13,012	$8,793